Employee benefits - Accumulated other comprehensive losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans
Amounts recognized in accumulated other comprehensive losss:
Net loss	$ 225,356	$ 265,899
Accumulated other comprehensive loss	225,356	265,899	$ 288,882
OPEB Plan
Amounts recognized in accumulated other comprehensive losss:
Net loss	12,993	32,152
Accumulated other comprehensive loss	$ 12,993	$ 32,152	$ 21,472